Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Mortgage Securities Trust
Entity Central Index Key	0000806564
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000006611
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Class Name	Class A
Trading Symbol	MTGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Line Graph [Table Text Block]
	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
10/14	$9,677	$10,000	$10,000
11/14	$9,753	$10,054	$10,065
12/14	$9,787	$10,036	$10,081
1/15	$9,855	$10,227	$10,167
2/15	$9,857	$10,167	$10,150
3/15	$9,914	$10,209	$10,188
4/15	$9,931	$10,197	$10,192
5/15	$9,919	$10,180	$10,190
6/15	$9,840	$10,066	$10,112
7/15	$9,918	$10,125	$10,176
8/15	$9,922	$10,095	$10,184
9/15	$9,948	$10,134	$10,244
10/15	$9,949	$10,167	$10,250
11/15	$9,951	$10,130	$10,237
12/15	$9,942	$10,079	$10,233
1/16	$9,978	$10,190	$10,366
2/16	$9,923	$10,263	$10,405
3/16	$10,014	$10,388	$10,435
4/16	$10,138	$10,459	$10,452
5/16	$10,153	$10,467	$10,466
6/16	$10,247	$10,652	$10,551
7/16	$10,372	$10,739	$10,573
8/16	$10,467	$10,751	$10,585
9/16	$10,634	$10,753	$10,614
10/16	$10,612	$10,682	$10,586
11/16	$10,474	$10,442	$10,405
12/16	$10,484	$10,473	$10,404
1/17	$10,579	$10,510	$10,401
2/17	$10,647	$10,591	$10,451
3/17	$10,696	$10,588	$10,454
4/17	$10,801	$10,675	$10,522
5/17	$10,908	$10,758	$10,587
6/17	$10,929	$10,749	$10,545
7/17	$10,982	$10,802	$10,592
8/17	$11,091	$10,895	$10,670
9/17	$11,082	$10,857	$10,646
10/17	$11,098	$10,870	$10,642
11/17	$11,105	$10,854	$10,627
12/17	$11,148	$10,901	$10,662
1/18	$11,085	$10,797	$10,537
2/18	$11,044	$10,694	$10,468
3/18	$11,122	$10,748	$10,535
4/18	$11,090	$10,676	$10,482
5/18	$11,176	$10,735	$10,555
6/18	$11,181	$10,719	$10,560
7/18	$11,158	$10,741	$10,549
8/18	$11,218	$10,794	$10,613
9/18	$11,155	$10,748	$10,548
10/18	$11,135	$10,658	$10,481
11/18	$11,165	$10,706	$10,576
12/18	$11,332	$10,874	$10,767
1/19	$11,386	$11,024	$10,853
2/19	$11,417	$11,036	$10,843
3/19	$11,553	$11,235	$11,001
4/19	$11,597	$11,251	$10,994
5/19	$11,749	$11,423	$11,136
6/19	$11,817	$11,585	$11,216
7/19	$11,848	$11,619	$11,262
8/19	$11,985	$11,882	$11,362
9/19	$12,000	$11,830	$11,370
10/19	$12,031	$11,869	$11,410
11/19	$12,043	$11,866	$11,420
12/19	$12,053	$11,884	$11,451
1/20	$12,191	$12,097	$11,531
2/20	$12,286	$12,278	$11,651
3/20	$11,235	$12,039	$11,774
4/20	$11,407	$12,280	$11,849
5/20	$11,617	$12,394	$11,863
6/20	$11,914	$12,498	$11,852
7/20	$12,102	$12,717	$11,874
8/20	$12,129	$12,644	$11,878
9/20	$12,255	$12,621	$11,866
10/20	$12,237	$12,576	$11,861
11/20	$12,333	$12,740	$11,869
12/20	$12,419	$12,784	$11,895
1/21	$12,468	$12,704	$11,904
2/21	$12,423	$12,540	$11,824
3/21	$12,392	$12,394	$11,764
4/21	$12,502	$12,498	$11,829
5/21	$12,537	$12,546	$11,808
6/21	$12,532	$12,637	$11,803
7/21	$12,613	$12,764	$11,877
8/21	$12,618	$12,756	$11,857
9/21	$12,569	$12,647	$11,815
10/21	$12,531	$12,636	$11,792
11/21	$12,541	$12,652	$11,781
12/21	$12,509	$12,643	$11,771
1/22	$12,403	$12,366	$11,596
2/22	$12,332	$12,197	$11,484
3/22	$11,990	$11,870	$11,185
4/22	$11,802	$11,427	$10,793
5/22	$11,851	$11,490	$10,912
6/22	$11,736	$11,261	$10,737
7/22	$11,919	$11,544	$11,082
8/22	$11,732	$11,244	$10,703
9/22	$11,306	$10,759	$10,163
10/22	$11,183	$10,641	$10,018
11/22	$11,452	$11,038	$10,426
12/22	$11,422	$11,001	$10,380
1/23	$11,725	$11,342	$10,722
2/23	$11,516	$11,063	$10,439
3/23	$11,821	$11,323	$10,643
4/23	$11,919	$11,392	$10,698
5/23	$11,847	$11,274	$10,619
6/23	$11,734	$11,256	$10,574
7/23	$11,770	$11,267	$10,566
8/23	$11,799	$11,200	$10,479
9/23	$11,642	$10,932	$10,145
10/23	$11,534	$10,768	$9,936
11/23	$11,964	$11,253	$10,454
12/23	$12,367	$11,680	$10,904
1/24	$12,397	$11,652	$10,854
2/24	$12,269	$11,512	$10,677
3/24	$12,396	$11,625	$10,790
4/24	$12,173	$11,353	$10,464
5/24	$12,412	$11,542	$10,673
6/24	$12,579	$11,647	$10,798
7/24	$12,854	$11,911	$11,082
8/24	$13,043	$12,087	$11,261
9/24	$13,213	$12,253	$11,395
10/24	$13,051	$11,974	$11,072

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	13.10%	1.64%	3.04%
Class A with maximum 3.25% front end sales charge	9.49%	0.96%	2.70%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	1.02%

AssetsNet	$ 470,249,729
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,272,595
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155975
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Class Name	Class C
Trading Symbol	MSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.74%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
4/15	$10,000	$10,000	$10,000
5/15	$9,966	$10,000	$10,000
6/15	$9,892	$9,871	$9,921
7/15	$9,952	$9,929	$9,984
8/15	$9,960	$9,899	$9,992
9/15	$9,979	$9,938	$10,051
10/15	$9,975	$9,970	$10,057
11/15	$9,972	$9,933	$10,044
12/15	$9,954	$9,884	$10,041
1/16	$9,997	$9,993	$10,171
2/16	$9,923	$10,064	$10,209
3/16	$10,020	$10,187	$10,239
4/16	$10,126	$10,257	$10,256
5/16	$10,134	$10,265	$10,269
6/16	$10,222	$10,445	$10,352
7/16	$10,341	$10,531	$10,373
8/16	$10,429	$10,543	$10,385
9/16	$10,590	$10,545	$10,414
10/16	$10,562	$10,475	$10,387
11/16	$10,415	$10,240	$10,209
12/16	$10,419	$10,270	$10,209
1/17	$10,506	$10,307	$10,205
2/17	$10,569	$10,386	$10,254
3/17	$10,610	$10,383	$10,257
4/17	$10,709	$10,469	$10,324
5/17	$10,808	$10,550	$10,388
6/17	$10,821	$10,541	$10,346
7/17	$10,868	$10,593	$10,393
8/17	$10,968	$10,684	$10,469
9/17	$10,952	$10,647	$10,445
10/17	$10,958	$10,660	$10,442
11/17	$10,970	$10,644	$10,427
12/17	$10,993	$10,690	$10,461
1/18	$10,936	$10,588	$10,338
2/18	$10,888	$10,487	$10,271
3/18	$10,947	$10,540	$10,336
4/18	$10,907	$10,470	$10,284
5/18	$10,985	$10,527	$10,356
6/18	$10,983	$10,512	$10,361
7/18	$10,953	$10,534	$10,350
8/18	$11,004	$10,585	$10,413
9/18	$10,949	$10,540	$10,349
10/18	$10,907	$10,452	$10,284
11/18	$10,931	$10,499	$10,376
12/18	$11,088	$10,663	$10,565
1/19	$11,149	$10,810	$10,648
2/19	$11,160	$10,822	$10,639
3/19	$11,287	$11,017	$10,794
4/19	$11,323	$11,033	$10,787
5/19	$11,466	$11,202	$10,927
6/19	$11,527	$11,360	$11,005
7/19	$11,562	$11,394	$11,050
8/19	$11,677	$11,652	$11,148
9/19	$11,684	$11,601	$11,156
10/19	$11,706	$11,639	$11,196
11/19	$11,712	$11,637	$11,205
12/19	$11,714	$11,654	$11,236
1/20	$11,842	$11,863	$11,314
2/20	$11,929	$12,041	$11,431
3/20	$10,893	$11,806	$11,552
4/20	$11,053	$12,042	$11,626
5/20	$11,253	$12,155	$11,640
6/20	$11,549	$12,256	$11,629
7/20	$11,711	$12,471	$11,650
8/20	$11,729	$12,399	$11,655
9/20	$11,844	$12,377	$11,642
10/20	$11,819	$12,333	$11,638
11/20	$11,906	$12,494	$11,646
12/20	$11,980	$12,537	$11,671
1/21	$12,021	$12,458	$11,680
2/21	$11,970	$12,297	$11,602
3/21	$11,931	$12,154	$11,542
4/21	$12,029	$12,256	$11,606
5/21	$12,042	$12,303	$11,586
6/21	$12,043	$12,393	$11,581
7/21	$12,112	$12,517	$11,653
8/21	$12,110	$12,509	$11,634
9/21	$12,054	$12,402	$11,592
10/21	$12,010	$12,392	$11,570
11/21	$12,012	$12,407	$11,559
12/21	$11,972	$12,399	$11,549
1/22	$11,861	$12,127	$11,378
2/22	$11,786	$11,961	$11,268
3/22	$11,448	$11,640	$10,975
4/22	$11,274	$11,206	$10,589
5/22	$11,314	$11,268	$10,707
6/22	$11,196	$11,043	$10,535
7/22	$11,365	$11,320	$10,874
8/22	$11,177	$11,026	$10,502
9/22	$10,761	$10,551	$9,972
10/22	$10,635	$10,435	$9,829
11/22	$10,886	$10,824	$10,230
12/22	$10,850	$10,788	$10,185
1/23	$11,138	$11,122	$10,521
2/23	$10,934	$10,849	$10,243
3/23	$11,213	$11,104	$10,442
4/23	$11,303	$11,171	$10,496
5/23	$11,212	$11,056	$10,419
6/23	$11,108	$11,038	$10,375
7/23	$11,138	$11,049	$10,367
8/23	$11,155	$10,983	$10,282
9/23	$11,001	$10,721	$9,954
10/23	$10,892	$10,560	$9,749
11/23	$11,291	$11,035	$10,257
12/23	$11,649	$11,454	$10,699
1/24	$11,685	$11,426	$10,649
2/24	$11,557	$11,289	$10,476
3/24	$11,670	$11,400	$10,587
4/24	$11,451	$11,134	$10,267
5/24	$11,654	$11,318	$10,472
6/24	$11,805	$11,422	$10,594
7/24	$12,073	$11,681	$10,874
8/24	$12,228	$11,853	$11,049
9/24	$12,398	$12,015	$11,180
10/24	$12,235	$11,743	$10,864

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	12.33%	0.89%	2.15%
Class C with maximum 1% deferred sales charge	11.33%	0.89%	2.15%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.70%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	0.88%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 470,249,729
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,272,595
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006614
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Class Name	Class I
Trading Symbol	MTGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$1,006,989	$1,005,397	$1,006,547
12/14	$1,010,901	$1,003,580	$1,008,106
1/15	$1,018,245	$1,022,684	$1,016,658
2/15	$1,018,705	$1,016,723	$1,015,006
3/15	$1,024,973	$1,020,920	$1,018,761
4/15	$1,028,240	$1,019,735	$1,019,187
5/15	$1,025,984	$1,017,951	$1,018,954
6/15	$1,017,975	$1,006,590	$1,011,183
7/15	$1,026,448	$1,012,452	$1,017,555
8/15	$1,027,057	$1,009,468	$1,018,413
9/15	$1,031,323	$1,013,420	$1,024,368
10/15	$1,031,612	$1,016,659	$1,025,045
11/15	$1,030,884	$1,012,952	$1,023,653
12/15	$1,030,212	$1,007,891	$1,023,318
1/16	$1,035,538	$1,019,017	$1,036,598
2/16	$1,030,031	$1,026,256	$1,040,471
3/16	$1,039,890	$1,038,833	$1,043,544
4/16	$1,052,066	$1,045,911	$1,045,237
5/16	$1,053,894	$1,046,728	$1,046,589
6/16	$1,064,168	$1,065,155	$1,055,092
7/16	$1,077,591	$1,073,933	$1,057,253
8/16	$1,087,930	$1,075,091	$1,058,470
9/16	$1,105,893	$1,075,347	$1,061,383
10/16	$1,103,902	$1,068,213	$1,058,595
11/16	$1,089,520	$1,044,202	$1,040,458
12/16	$1,090,962	$1,047,304	$1,040,444
1/17	$1,101,255	$1,050,999	$1,040,090
2/17	$1,108,754	$1,059,108	$1,045,064
3/17	$1,115,603	$1,058,753	$1,045,366
4/17	$1,125,668	$1,067,538	$1,052,182
5/17	$1,137,252	$1,075,775	$1,058,714
6/17	$1,139,811	$1,074,863	$1,054,462
7/17	$1,147,121	$1,080,216	$1,059,225
8/17	$1,157,657	$1,089,536	$1,066,967
9/17	$1,157,001	$1,085,702	$1,064,578
10/17	$1,158,889	$1,087,005	$1,064,244
11/17	$1,159,951	$1,085,360	$1,062,708
12/17	$1,164,845	$1,090,145	$1,066,179
1/18	$1,159,829	$1,079,655	$1,053,680
2/18	$1,155,699	$1,069,417	$1,046,772
3/18	$1,162,985	$1,074,811	$1,053,456
4/18	$1,159,842	$1,067,639	$1,048,163
5/18	$1,169,306	$1,073,462	$1,055,492
6/18	$1,170,145	$1,071,905	$1,056,003
7/18	$1,168,030	$1,074,148	$1,054,883
8/18	$1,176,134	$1,079,440	$1,061,277
9/18	$1,169,753	$1,074,815	$1,054,758
10/18	$1,166,469	$1,065,824	$1,048,107
11/18	$1,170,039	$1,070,617	$1,057,552
12/18	$1,189,550	$1,087,367	$1,076,731
1/19	$1,195,691	$1,102,360	$1,085,267
2/19	$1,199,278	$1,103,561	$1,084,284
3/19	$1,212,580	$1,123,489	$1,100,064
4/19	$1,217,600	$1,125,062	$1,099,415
5/19	$1,234,240	$1,142,296	$1,113,624
6/19	$1,241,842	$1,158,453	$1,121,640
7/19	$1,246,929	$1,161,901	$1,126,170
8/19	$1,260,467	$1,188,192	$1,136,226
9/19	$1,262,357	$1,183,044	$1,137,028
10/19	$1,266,021	$1,186,867	$1,141,041
11/19	$1,267,741	$1,186,629	$1,141,962
12/19	$1,269,221	$1,188,398	$1,145,125
1/20	$1,284,312	$1,209,727	$1,153,129
2/20	$1,294,869	$1,227,840	$1,165,081
3/20	$1,184,010	$1,203,856	$1,177,407
4/20	$1,202,696	$1,227,971	$1,184,884
5/20	$1,225,694	$1,239,440	$1,186,332
6/20	$1,257,901	$1,249,782	$1,185,245
7/20	$1,276,906	$1,271,736	$1,187,363
8/20	$1,280,049	$1,264,402	$1,187,827
9/20	$1,293,977	$1,262,124	$1,186,559
10/20	$1,297,002	$1,257,613	$1,186,081
11/20	$1,303,048	$1,274,024	$1,186,911
12/20	$1,314,198	$1,278,423	$1,189,466
1/21	$1,318,246	$1,270,388	$1,190,382
2/21	$1,315,240	$1,253,996	$1,182,429
3/21	$1,310,718	$1,239,403	$1,176,381
4/21	$1,322,938	$1,249,825	$1,182,874
5/21	$1,327,011	$1,254,592	$1,180,800
6/21	$1,328,457	$1,263,738	$1,180,307
7/21	$1,335,875	$1,276,427	$1,187,685
8/21	$1,336,818	$1,275,575	$1,185,746
9/21	$1,333,428	$1,264,683	$1,181,463
10/21	$1,328,154	$1,263,649	$1,179,219
11/21	$1,329,581	$1,265,175	$1,178,119
12/21	$1,328,143	$1,264,322	$1,177,062
1/22	$1,315,416	$1,236,603	$1,159,603
2/22	$1,309,707	$1,219,743	$1,148,391
3/22	$1,273,074	$1,187,019	$1,118,527
4/22	$1,254,702	$1,142,746	$1,079,266
5/22	$1,258,760	$1,149,034	$1,091,199
6/22	$1,248,279	$1,126,073	$1,073,727
7/22	$1,268,399	$1,154,385	$1,108,247
8/22	$1,248,438	$1,124,375	$1,070,350
9/22	$1,202,721	$1,075,933	$1,016,287
10/22	$1,191,153	$1,064,128	$1,001,809
11/22	$1,218,959	$1,103,805	$1,042,642
12/22	$1,216,016	$1,100,056	$1,038,043
1/23	$1,249,769	$1,134,180	$1,072,241
2/23	$1,227,554	$1,106,311	$1,043,928
3/23	$1,260,325	$1,132,265	$1,064,266
4/23	$1,273,159	$1,139,182	$1,069,773
5/23	$1,263,878	$1,127,371	$1,061,937
6/23	$1,252,990	$1,125,619	$1,057,405
7/23	$1,259,062	$1,126,738	$1,056,618
8/23	$1,260,355	$1,119,953	$1,047,926
9/23	$1,245,314	$1,093,247	$1,014,536
10/23	$1,233,804	$1,076,807	$993,575
11/23	$1,280,490	$1,125,268	$1,045,370
12/23	$1,322,635	$1,167,966	$1,090,421
1/24	$1,326,202	$1,165,171	$1,085,378
2/24	$1,314,408	$1,151,201	$1,067,720
3/24	$1,328,461	$1,162,504	$1,079,029
4/24	$1,302,813	$1,135,338	$1,046,383
5/24	$1,329,201	$1,154,157	$1,067,291
6/24	$1,347,643	$1,164,708	$1,079,775
7/24	$1,377,992	$1,191,145	$1,108,241
8/24	$1,398,833	$1,208,679	$1,126,124
9/24	$1,417,759	$1,225,257	$1,139,481
10/24	$1,400,464	$1,197,428	$1,107,222

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	13.51%	2.04%	3.43%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	1.02%

AssetsNet	$ 470,249,729
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,272,595
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006613
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Class Name	Class L
Trading Symbol	MTGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$131	1.23%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Line Graph [Table Text Block]
	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
10/14	$10,000	$10,000	$10,000
11/14	$10,065	$10,054	$10,065
12/14	$10,110	$10,036	$10,081
1/15	$10,178	$10,227	$10,167
2/15	$10,178	$10,167	$10,150
3/15	$10,235	$10,209	$10,188
4/15	$10,250	$10,197	$10,192
5/15	$10,223	$10,180	$10,190
6/15	$10,150	$10,066	$10,112
7/15	$10,217	$10,125	$10,176
8/15	$10,230	$10,095	$10,184
9/15	$10,254	$10,134	$10,244
10/15	$10,253	$10,167	$10,250
11/15	$10,241	$10,130	$10,237
12/15	$10,240	$10,079	$10,233
1/16	$10,276	$10,190	$10,366
2/16	$10,217	$10,263	$10,405
3/16	$10,308	$10,388	$10,435
4/16	$10,435	$10,459	$10,452
5/16	$10,448	$10,467	$10,466
6/16	$10,543	$10,652	$10,551
7/16	$10,670	$10,739	$10,573
8/16	$10,766	$10,751	$10,585
9/16	$10,936	$10,753	$10,614
10/16	$10,912	$10,682	$10,586
11/16	$10,765	$10,442	$10,405
12/16	$10,761	$10,473	$10,404
1/17	$10,869	$10,510	$10,401
2/17	$10,937	$10,591	$10,451
3/17	$10,985	$10,588	$10,454
4/17	$11,092	$10,675	$10,522
5/17	$11,199	$10,758	$10,587
6/17	$11,218	$10,749	$10,545
7/17	$11,271	$10,802	$10,592
8/17	$11,367	$10,895	$10,670
9/17	$11,355	$10,857	$10,646
10/17	$11,369	$10,870	$10,642
11/17	$11,387	$10,854	$10,627
12/17	$11,429	$10,901	$10,662
1/18	$11,361	$10,797	$10,537
2/18	$11,316	$10,694	$10,468
3/18	$11,381	$10,748	$10,535
4/18	$11,345	$10,676	$10,482
5/18	$11,431	$10,735	$10,555
6/18	$11,433	$10,719	$10,560
7/18	$11,407	$10,741	$10,549
8/18	$11,479	$10,794	$10,613
9/18	$11,412	$10,748	$10,548
10/18	$11,374	$10,658	$10,481
11/18	$11,403	$10,706	$10,576
12/18	$11,586	$10,874	$10,767
1/19	$11,639	$11,024	$10,853
2/19	$11,669	$11,036	$10,843
3/19	$11,791	$11,235	$11,001
4/19	$11,834	$11,251	$10,994
5/19	$11,988	$11,423	$11,136
6/19	$12,056	$11,585	$11,216
7/19	$12,098	$11,619	$11,262
8/19	$12,236	$11,882	$11,362
9/19	$12,234	$11,830	$11,370
10/19	$12,263	$11,869	$11,410
11/19	$12,287	$11,866	$11,420
12/19	$12,280	$11,884	$11,451
1/20	$12,418	$12,097	$11,531
2/20	$12,514	$12,278	$11,651
3/20	$11,445	$12,039	$11,774
4/20	$11,604	$12,280	$11,849
5/20	$11,833	$12,394	$11,863
6/20	$12,135	$12,498	$11,852
7/20	$12,310	$12,717	$11,874
8/20	$12,334	$12,644	$11,878
9/20	$12,461	$12,621	$11,866
10/20	$12,440	$12,576	$11,861
11/20	$12,535	$12,740	$11,869
12/20	$12,634	$12,784	$11,895
1/21	$12,682	$12,704	$11,904
2/21	$12,633	$12,540	$11,824
3/21	$12,597	$12,394	$11,764
4/21	$12,693	$12,498	$11,829
5/21	$12,726	$12,546	$11,808
6/21	$12,732	$12,637	$11,803
7/21	$12,811	$12,764	$11,877
8/21	$12,799	$12,756	$11,857
9/21	$12,760	$12,647	$11,815
10/21	$12,704	$12,636	$11,792
11/21	$12,711	$12,652	$11,781
12/21	$12,690	$12,643	$11,771
1/22	$12,563	$12,366	$11,596
2/22	$12,503	$12,197	$11,484
3/22	$12,150	$11,870	$11,185
4/22	$11,955	$11,427	$10,793
5/22	$12,003	$11,490	$10,912
6/22	$11,883	$11,261	$10,737
7/22	$12,067	$11,544	$11,082
8/22	$11,887	$11,244	$10,703
9/22	$11,435	$10,759	$10,163
10/22	$11,320	$10,641	$10,018
11/22	$11,577	$11,038	$10,426
12/22	$11,543	$11,001	$10,380
1/23	$11,856	$11,342	$10,722
2/23	$11,642	$11,063	$10,439
3/23	$11,946	$11,323	$10,643
4/23	$12,046	$11,392	$10,698
5/23	$11,971	$11,274	$10,619
6/23	$11,849	$11,256	$10,574
7/23	$11,887	$11,267	$10,566
8/23	$11,912	$11,200	$10,479
9/23	$11,752	$10,932	$10,145
10/23	$11,641	$10,768	$9,936
11/23	$12,073	$11,253	$10,454
12/23	$12,462	$11,680	$10,904
1/24	$12,506	$11,652	$10,854
2/24	$12,373	$11,512	$10,677
3/24	$12,499	$11,625	$10,790
4/24	$12,253	$11,353	$10,464
5/24	$12,493	$11,542	$10,673
6/24	$12,660	$11,647	$10,798
7/24	$12,953	$11,911	$11,082
8/24	$13,125	$12,087	$11,261
9/24	$13,296	$12,253	$11,395
10/24	$13,127	$11,974	$11,072

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	12.76%	1.37%	2.76%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	1.02%

AssetsNet	$ 470,249,729
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,272,595
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198813
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Mortgage Securities Trust
Class Name	Class R6
Trading Symbol	MORGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Mortgage Securities Trust for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities (MBS) Index:

↑ Sector selection and an overweight to credit-oriented positions, as credit-oriented spreads tightened significantly over this period.

↑ An overweight to U.S. non-agency residential mortgage-backed securities (RMBS), as spreads in this sector tightened materially over this period and the high cash flow carry of the underlying securities led to strong sector-level returns.

↑ An overweight to global commercial mortgage-backed securities (CMBS), which had the second-highest sector-level return as spreads tightened materially over the period and the securities’ high cash flow carry also led to high sector level returns.

↓ An underweight to lower-coupon agency mortgage-backed securities (MBS), as these coupons have longer interest rate duration and thus benefited more from the large decrease in interest rates over the period.

↓ An overall underweight to interest rate duration, as interest rates fell materially over the period.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$5,017,361	$5,000,000	$5,000,000
7/18	$5,008,481	$5,023,048	$5,016,510
8/18	$5,037,454	$5,047,795	$5,046,916
9/18	$5,016,329	$5,026,165	$5,015,916
10/18	$5,002,409	$4,984,120	$4,984,285
11/18	$5,018,037	$5,006,535	$5,029,202
12/18	$5,095,973	$5,084,865	$5,120,406
1/19	$5,128,663	$5,154,975	$5,161,001
2/19	$5,138,026	$5,160,593	$5,156,326
3/19	$5,201,377	$5,253,782	$5,231,370
4/19	$5,223,089	$5,261,136	$5,228,280
5/19	$5,294,675	$5,341,729	$5,295,853
6/19	$5,327,458	$5,417,284	$5,333,971
7/19	$5,343,307	$5,433,409	$5,355,516
8/19	$5,407,806	$5,556,353	$5,403,338
9/19	$5,416,127	$5,532,280	$5,407,150
10/19	$5,432,003	$5,550,154	$5,426,235
11/19	$5,439,065	$5,549,045	$5,430,614
12/19	$5,445,626	$5,557,313	$5,445,657
1/20	$5,510,527	$5,657,056	$5,483,719
2/20	$5,549,598	$5,741,760	$5,540,556
3/20	$5,080,657	$5,629,603	$5,599,173
4/20	$5,161,080	$5,742,372	$5,634,729
5/20	$5,259,865	$5,796,005	$5,641,618
6/20	$5,398,299	$5,844,366	$5,636,448
7/20	$5,480,172	$5,947,028	$5,646,518
8/20	$5,493,867	$5,912,735	$5,648,725
9/20	$5,553,899	$5,902,079	$5,642,698
10/20	$5,547,499	$5,880,984	$5,640,425
11/20	$5,593,485	$5,957,727	$5,644,371
12/20	$5,635,086	$5,978,301	$5,656,522
1/21	$5,659,166	$5,940,724	$5,660,879
2/21	$5,639,615	$5,864,071	$5,623,057
3/21	$5,626,984	$5,795,829	$5,594,294
4/21	$5,672,895	$5,844,565	$5,625,171
5/21	$5,690,401	$5,866,858	$5,615,309
6/21	$5,696,727	$5,909,628	$5,612,966
7/21	$5,735,519	$5,968,968	$5,648,049
8/21	$5,739,833	$5,964,984	$5,638,830
9/21	$5,718,848	$5,914,045	$5,618,461
10/21	$5,702,817	$5,909,212	$5,607,790
11/21	$5,708,974	$5,916,350	$5,602,561
12/21	$5,696,120	$5,912,361	$5,597,532
1/22	$5,648,380	$5,782,737	$5,514,508
2/22	$5,617,301	$5,703,895	$5,461,187
3/22	$5,467,064	$5,550,867	$5,319,170
4/22	$5,381,597	$5,343,834	$5,132,461
5/22	$5,406,295	$5,373,236	$5,189,210
6/22	$5,354,768	$5,265,866	$5,106,124
7/22	$5,441,461	$5,398,260	$5,270,283
8/22	$5,362,819	$5,257,925	$5,090,062
9/22	$5,159,713	$5,031,394	$4,832,967
10/22	$5,110,161	$4,976,188	$4,764,118
11/22	$5,229,788	$5,161,733	$4,958,295
12/22	$5,224,341	$5,144,201	$4,936,426
1/23	$5,362,669	$5,303,776	$5,099,055
2/23	$5,274,930	$5,173,453	$4,964,412
3/23	$5,409,311	$5,294,819	$5,061,128
4/23	$5,465,229	$5,327,164	$5,087,321
5/23	$5,426,207	$5,271,933	$5,050,056
6/23	$5,380,290	$5,263,740	$5,028,501
7/23	$5,400,124	$5,268,973	$5,024,762
8/23	$5,414,081	$5,237,244	$4,983,423
9/23	$5,343,165	$5,112,361	$4,824,640
10/23	$5,302,536	$5,035,480	$4,724,956
11/23	$5,496,402	$5,262,101	$4,971,270
12/23	$5,678,233	$5,461,768	$5,185,513
1/24	$5,701,502	$5,448,697	$5,161,528
2/24	$5,643,597	$5,383,369	$5,077,556
3/24	$5,704,513	$5,436,226	$5,131,338
4/24	$5,594,499	$5,309,190	$4,976,090
5/24	$5,707,545	$5,397,196	$5,075,516
6/24	$5,787,169	$5,446,536	$5,134,883
7/24	$5,925,830	$5,570,159	$5,270,256
8/24	$6,008,081	$5,652,157	$5,355,298
9/24	$6,089,811	$5,729,680	$5,418,814
10/24	$6,015,571	$5,599,543	$5,265,409

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class R6	13.45%	2.06%	2.94%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.79%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	(0.60)%	0.81%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 470,249,729
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,272,595
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$470,249,729
# of Portfolio Holdings	645
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$1,272,595

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-7.2%
B or Below	3.6%
Not Rated	40.4%
BB	2.0%
BBB	3.2%
A	4.2%
AA	2.5%
AAA	51.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports